FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

                FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/05

Item 1. Schedule of Investments.

Franklin Templeton
Limited Duration Income Trust


QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2005

--------------------------------------------------------------------------------


CONTENTS

Statement of Investments ..............................................   3
Notes to Statement of Investments .....................................  12

















                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series




                                          Quarterly Statement of Investments | 1
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Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)


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                                                                         COUNTRY       PRINCIPAL AMOUNT B        VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS 56.2%
  COMMERCIAL SERVICES 0.8%
  JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
    10.67% thereafter, 5/15/13 ...................................    United States   $    4,300,000          $  3,079,875
                                                                                                              -------------

  COMMUNICATIONS 8.2%
  Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
    11/01/12 .....................................................    United States        4,000,000             4,240,000
  Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 .............   United Kingdom        3,000,000             3,180,000
a Intelsat Bermuda Ltd., senior note, 144A, FRN, 7.805%,
    1/15/12 ......................................................       Bermuda           4,000,000             4,090,000
  MCI Inc., senior note, 7.688%, 5/01/09 .........................    United States        2,000,000             2,087,500
  Millicom International Cellular SA, senior note, 10.00%,
    12/01/13 .....................................................     Luxembourg          4,000,000             4,000,000
a NTL Cable PLC, senior note, FRN, 8.141%, 10/15/12 ..............   United Kingdom        3,000,000             3,097,500
  Qwest Communications International Inc., senior note, 144A, 7.50%,
    2/15/14 ......................................................    United States        4,000,000             3,805,000
a Rogers Wireless Communications Inc., senior secured note, FRN,
    6.535%, 12/15/10 .............................................       Canada            3,000,000             3,142,500
  Time Warner Telecom Holdings Inc., senior note, 144A, 9.25%,
    2/15/14 ......................................................    United States        1,100,000             1,067,000
  Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14..    United States        2,900,000             2,813,000
                                                                                                              -------------
                                                                                                                31,522,500
                                                                                                              -------------

  CONSUMER DURABLES 1.1%
  D. R. Horton Inc., senior note, 8.00%, 2/01/09 .................    United States        4,000,000             4,401,624
                                                                                                              -------------

  CONSUMER NON-DURABLES 1.1%
  Smithfield Foods Inc., senior note, 8.00%, 10/15/09 ............    United States        4,000,000             4,340,000
                                                                                                              -------------

  CONSUMER SERVICES 14.9%
  Advanstar Communications Inc., senior secured note, 10.75%,
    8/15/10 ......................................................    United States        4,000,000             4,390,000
  Boyd Gaming Corp., senior sub. note, 8.75%, 4/15/12 ............    United States        4,000,000             4,365,000
  Charter Communications Holdings II, senior note, 10.25%,
    9/15/10 ......................................................    United States        4,000,000             4,065,000
  Clear Channel Communications Inc., senior-notes, 7.65%,
    9/15/10 ......................................................    United States        4,000,000             4,337,028
  CSC Holdings Inc., senior note, 8.125%, 7/15/09 ................    United States        4,000,000             4,070,000
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..........    United States        4,000,000             4,580,000
  DirecTV Holdings LLC, senior note, 8.375%, 3/15/13 .............    United States        2,577,000             2,866,912
a Emmis Communications Corp., senior note, 144A, FRN, 9.314%,
    6/15/12 ......................................................    United States        3,400,000             3,476,500
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .........    United States        4,000,000             3,820,000
a Marquee Inc., senior note, FRN, 7.518%, 8/15/10 ................    United States        4,000,000             4,155,000
  Park Place Entertainment Corp., senior sub. note, 9.375%,
    2/15/07 ......................................................    United States        4,000,000             4,310,000
  Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .    United States        4,000,000             4,260,000



                                          Quarterly Statement of Investments | 3

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY        PRINCIPAL AMOUNTB        VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  CONSUMER SERVICES (CONT.)
  Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
    13.75% thereafter, 7/15/11 ...................................       Canada       $    4,000,000          $  4,045,000
  Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ......    United States        4,000,000             4,450,000
                                                                                                              -------------
                                                                                                                57,190,440
                                                                                                              -------------

  ELECTRONIC TECHNOLOGY 2.5%
  Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14     Singapore          2,300,000             2,294,250
  Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13      Singapore            700,000               728,000
  Sanmina-SCI Corp., sub. note, 144A, 6.75%, 3/01/13 .............    United States        2,000,000             1,920,000
  Xerox Corp., senior note, 9.75%, 1/15/09 .......................    United States        4,000,000             4,565,000
                                                                                                              -------------
                                                                                                                 9,507,250
                                                                                                              -------------

  ENERGY MINERALS 1.1%
  Chesapeake Energy Corp., senior note, 7.50%, 6/15/14 ...........    United States        4,000,000             4,360,000
                                                                                                              -------------

  FINANCE 1.0%
  General Motors Acceptance Corp., 6.875%, 8/28/12 ...............    United States        2,000,000             1,834,134
  General Motors Acceptance Corp., 7.25%, 3/02/11 ................    United States        2,000,000             1,878,460
                                                                                                              -------------
                                                                                                                 3,712,594
                                                                                                              -------------

  HEALTH SERVICES 4.0%
  Davita Inc., senior note, 144A, 6.625%, 3/15/13 ................    United States        1,900,000             1,971,250
  Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 ............    United States        1,000,000             1,032,500
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .......       Germany           4,000,000             4,190,000
  Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ..........    United States        4,000,000             3,830,000
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
    10/01/14 .....................................................    United States        4,000,000             4,340,000
                                                                                                              -------------
                                                                                                                15,363,750
                                                                                                              -------------

  INDUSTRIAL SERVICES 2.2%
  Allied Waste North America Inc., senior note, B, 8.50%,
    12/01/08 .....................................................    United States        4,000,000             4,215,000
  Hanover Equipment Trust 01, senior secured note, A, 8.50%,
    9/01/08 ......................................................    United States        4,000,000             4,180,000
                                                                                                              -------------
                                                                                                                 8,395,000
                                                                                                              -------------

  NON-ENERGY MINERALS 1.1%
a Ispat Inland ULC, senior secured note, FRN, 9.85%, 4/01/10 .....    United States        4,000,000             4,280,000
                                                                                                              -------------

  PROCESS INDUSTRIES 6.2%
  Crown European Holdings SA, senior secured note, 10.875%,
    3/01/13 ......................................................    United States        4,000,000             4,720,000
  Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 ............    United States        4,000,000             4,545,000
  Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ...........    United States        3,000,000             2,880,000
  JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15 ........       Ireland           3,000,000             2,475,000
  Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07 .    United States          749,000               771,470


4 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY        PRINCIPAL AMOUNT B       VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  PROCESS INDUSTRIES (CONT.)
  Nalco Co., senior note, 7.75%, 11/15/11 ........................    United States   $    2,000,000          $  2,140,000
  Nalco Co., senior sub. note, 8.875%, 11/15/13 ..................    United States        2,000,000             2,155,000
  Rhodia SA, senior note, 10.25%, 6/01/10 ........................       France            4,000,000             4,310,000
                                                                                                              -------------
                                                                                                                23,996,470
                                                                                                              -------------

  PRODUCER MANUFACTURING 3.6%
  Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 .......    United States        2,000,000             2,110,000
  Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 .......    United States        2,000,000             2,110,000
  Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...............   United Kingdom        3,000,000             2,880,000
  Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ....    United States        2,000,000             2,110,000
  TRW Automotive Inc., senior note, 9.375%, 2/15/13 ..............    United States        4,000,000             4,450,000
                                                                                                              -------------
                                                                                                                13,660,000
                                                                                                              -------------

  REAL ESTATE INVESTMENT TRUSTS 1.1%
  Host Marriott LP, senior note, 9.25%, 10/01/07 .................    United States        4,000,000             4,340,000
                                                                                                              -------------

  TRANSPORTATION 1.2%
  CP Ships Ltd., senior note, 10.375%, 7/15/12 ...................       Canada            4,000,000             4,500,000
                                                                                                              -------------

  UTILITIES 6.1%
  Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 .......    United States        5,000,000             3,875,000
  Dynegy Holdings Inc., secured note, 144A, 9.875%, 7/15/10 ......    United States        4,000,000             4,440,000
  Edison Mission Energy, senior note, 9.875%, 4/15/11 ............    United States        4,000,000             4,705,000
  El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 .......    United States        4,000,000             4,242,800
  TXU Corp., 144A, 4.80%, 11/15/09 ...............................    United States        4,000,000             3,947,080
  Utilicorp United Inc., senior note, 9.95%, 2/01/11 .............    United States        2,000,000             2,180,000
                                                                                                              -------------
                                                                                                                23,389,880
                                                                                                              -------------

  TOTAL BONDS (COST $212,738,048) ................................                                             216,039,383
                                                                                                              -------------

  MORTGAGE-BACKED SECURITIES 29.6%
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 13.0%
  FHLMC 30 Year, 7.00%, 9/01/27 ..................................    United States        1,553,499             1,641,745
  FHLMC 30 Year, 8.50%, 7/01/31 ..................................    United States        4,398,047             4,808,156
  FHLMC Gold 15 Year, 4.50%, 6/01/18 - 9/01/18 ...................    United States        3,995,352             3,981,758
  FHLMC Gold 15 Year, 5.00%, 9/01/18 - 11/01/18 ..................    United States        8,791,411             8,899,915
  FHLMC Gold 15 Year, 5.50%, 7/01/19 .............................    United States          422,381               433,903
  FHLMC Gold 30 Year, 5.00%, 8/01/33 - 6/01/34 ...................    United States       15,072,727            15,098,917
  FHLMC Gold 30 Year, 5.50%, 7/01/33 - 8/01/33 ...................    United States        8,739,518             8,869,909
  FHLMC Gold 30 Year, 6.00%, 7/01/28 - 9/01/33 ...................    United States        5,553,112             5,704,666
  FHLMC Gold 30 Year, 8.00%, 1/01/31 .............................    United States          485,581               523,059
                                                                                                              -------------
                                                                                                                49,962,028
                                                                                                              -------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 1.2%
  FNMA, 4.617%, 7/01/34 ..........................................    United States        4,526,995             4,554,165
                                                                                                              -------------




                                          Quarterly Statement of Investments | 5

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY        PRINCIPAL AMOUNT B        VALUE
---------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES (CONT.)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 7.5%
  FNMA 15 Year, 5.00%, 10/01/17 ..................................    United States   $    2,491,373          $  2,523,000
  FNMA 15 Year, 5.50%, 10/01/17 - 4/01/18 ........................    United States        4,785,131             4,916,692
  FNMA 15 Year, 7.00%, 9/01/18 ...................................    United States          662,721               701,700
  FNMA 30 Year, 5.50%, 8/01/33 - 10/01/33 ........................    United States       11,187,084            11,351,745
  FNMA 30 Year, 6.00%, 4/01/33 - 12/01/34 ........................    United States        5,177,493             5,312,142
  FNMA 30 Year, 6.50%, 8/01/32 ...................................    United States        2,692,344             2,791,838
  FNMA 30 Year, 8.00%, 10/01/29 ..................................    United States          492,726               531,581
  FNMA 30 Year, 8.50%, 8/01/26 ...................................    United States          771,318               842,829
                                                                                                              -------------
                                                                                                                28,971,527
                                                                                                              -------------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 7.9%
  GNMA I SF 30 Year, 5.50%, 4/15/33 - 12/15/34 ...................    United States        9,878,356            10,101,276
  GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33 ...................    United States       10,620,352            11,107,346
  GNMA I SF 30 Year, 7.00%, 1/20/24 - 12/20/28 ...................    United States          544,930               576,052
  GNMA I SF 30 Year, 8.00%, 1/20/28 - 2/20/32 ....................    United States           66,476                71,531
  GNMA II SF 30 Year, 5.00%, 10/20/33 ............................    United States        4,948,108             4,979,607
  GNMA II SF 30 Year, 7.00%, 1/20/29 - 12/20/30 ..................    United States        2,346,722             2,474,813
  GNMA II SF 30 Year, 8.00%, 2/20/30 - 10/20/31 ..................    United States        1,013,565             1,090,611
                                                                                                              -------------
                                                                                                                30,401,236
                                                                                                              -------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $112,848,736) ...........                                             113,888,956
                                                                                                              -------------

  ASSET-BACKED SECURITIES 10.3%
a Argent Securities Inc., 2003-W5, M4, FRN, 7.064%, 10/25/33 .....    United States        4,000,000             4,190,626
a GSR Mortgage Trust, 2003-AHL, B1, FRN, 7.314%, 10/25/33 ........    United States        5,000,000             5,102,565
a Merrill Lynch Mortgage Investors Inc., 2003-OPT1, B2, FRN, 6.064%,
    7/25/34 ......................................................    United States        1,000,000             1,040,746
a Morgan Stanley ABS Capital, 2003-HE3, B1, FRN, 6.614%,
    10/25/33 .....................................................    United States        3,500,000             3,554,072
a Morgan Stanley ABS Capital, 2003-NC10, B1, FRN, 6.614%,
    10/25/33 .....................................................    United States        3,000,000             3,069,393
  Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
    4/15/11 ......................................................    United States        1,357,510             1,346,595
a Morgan Stanley Dean Witter Capital Trust I, 2003-NC3, B1, FRN,
    6.314%, 3/25/33 ..............................................    United States        4,508,000             4,591,963
a New Century Home Equity Loan Trust, 2003-2, M3, FRN, 7.014%,
    1/25/33 ......................................................    United States        5,000,000             5,142,720
a Option One Mortgage Loan Trust, 2003-6, M5, FRN, 6.614%,
    11/25/33 .....................................................    United States        3,500,000             3,664,794
a Residential Asset Securities Corp., 2003-KS10, MII3, FRN, 5.864%,
    12/25/33 .....................................................    United States        1,500,000             1,532,851
a Specialty Underwriting and Residential Finance, 2003-BC4, B2,
    FRN, 5.814%, 11/25/34 ........................................    United States        1,500,000             1,541,761



6 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY        PRINCIPAL AMOUNT B       VALUE
---------------------------------------------------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES (CONT.)
a Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN,
    6.564%, 4/25/33 ..............................................    United States   $    1,471,000          $  1,484,309
a Structured Asset Investment Loan Trust, 2003-BC13, M4, FRN,
    6.064%, 11/25/33 .............................................    United States        3,340,000             3,376,843
                                                                                                              -------------
  TOTAL ASSET-BACKED SECURITIES (COST $38,281,027)                                                              39,639,238
                                                                                                              -------------

a SENIOR FLOATING RATE INTERESTS 45.9%
  COMMUNICATIONS 6.7%
  AAT Communications Corp., Term Loan B, 5.99 - 6.02%,
    12/31/11 .....................................................    United States        2,985,000             3,017,650
  Alaska Communications Systems Holdings Inc., Term Loan, 5.49%,
    2/01/12 ......................................................    United States        4,000,000             4,035,500
  American Tower Inc., Term Loan C, 5.21%, 8/31/11 ...............    United States        1,026,753             1,036,807
  GCI Holdings Inc., Term Loan, 5.58%, 11/01/07 ..................    United States        1,012,753             1,018,303
  Hawaiian Telecom Communications Inc., Term Loan B, 5.73%,
    10/31/12 .....................................................    United States        3,370,000             3,408,967
  Iowa Telecommunications Services Inc., Term Loan B, 5.49 - 5.54%,
    11/30/11 .....................................................    United States        4,000,000             4,043,752
  New Skies Satellites B.V., Term Loan, 5.438%, 5/02/11 ..........     Netherlands           745,304               755,353
  Panamsat Corp., Term Loan B1, 5.65%, 8/01/11 ...................    United States        3,969,880             4,036,772
  SpectraSite Communications Inc., Term Loan B, 4.91%, 5/18/12 ...    United States        3,233,750             3,247,562
  Valor Telecommunications Enterprises, LLC, Term Loan, 5.33 - 5.49%,
    10/30/11 .....................................................    United States        1,176,000             1,192,170
                                                                                                              -------------
                                                                                                                25,792,836
                                                                                                              -------------

  CONSUMER DURABLES 2.5%
  LandSource Communities Development LLC, Term Loan B, 5.75%,
    3/31/10 ......................................................    United States        1,000,000             1,008,900
  Sealy Mattress Co., Term Loan D, 4.91 - 5.08%, 4/06/12 .........    United States        3,869,621             3,896,224
  Solo Cup Co., Term Loan B, 5.32 - 5.49%, 2/27/11 ...............    United States        1,979,950             2,000,244
  Stile Acquisition Corp. (Masonite), CAD Term Loan, 5.21 - 5.49%,
    4/05/13 ......................................................       Canada            1,345,479             1,345,105
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 5.21 - 5.49%,
    4/05/13 ......................................................    United States        1,347,771             1,347,397
                                                                                                              -------------
                                                                                                                 9,597,870
                                                                                                              -------------

  CONSUMER NON-DURABLES 1.9%
  Constellation Brands Inc., Term Loan B, 4.75 - 5.188%,
    12/22/11 .....................................................    United States        1,661,667             1,679,899
  Dole Food Company Inc., Term Loan B, 4.688 - 6.75%, 4/18/12 ....       Bermuda           1,083,534             1,092,677
  Meow Mix Co., First Lien Term Loan, 7.12 - 7.33%, 8/21/09 ......    United States        1,015,075             1,015,674
  Michael Foods Inc., Term Loan B, 5.09 - 5.55%, 11/21/10 ........    United States          638,926               649,708
  Southern Wine & Spirits of America Inc., Term Loan B, 4.99%,
    5/31/12 ......................................................    United States        1,665,825             1,680,201
c The William Carter Co., Term Loan B, 7.00%, 6/27/12 ............    United States        1,000,000             1,014,375
                                                                                                              -------------
                                                                                                                 7,132,534
                                                                                                              -------------



                                          Quarterly Statement of Investments | 7

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY        PRINCIPAL AMOUNT B       VALUE
---------------------------------------------------------------------------------------------------------------------------
  SENIOR FLOATING RATE INTERESTS (CONT.)
  CONSUMER SERVICES 14.0%
  Alderwoods Group Inc., Term Loan B2, 5.08 - 5.48%, 8/19/10 .....    United States   $      818,099          $    823,147
  Canwest Media Inc., Term Loan E, 5.47%, 5/15/09 ................       Canada            1,186,677             1,194,794
  Charter Communications Operating LLC, Term Loan B, 6.44%,
    4/27/11 ......................................................    United States        1,980,000             1,970,189
  Cinram International Inc., Term Loan D, 6.33%, 9/30/09 .........       Canada            3,541,539             3,590,236
  Cumulus Media Inc., Term Loan F, 4.875%, 3/28/10 ...............    United States        1,985,000             1,986,528
  Dex Media West LLC, Term Loan B, 4.66 - 5.08%, 3/09/10 .........    United States        3,056,444             3,087,009
  DirecTV Holdings LLC, Term Loan B, 4.736%, 4/08/13 .............    United States        1,133,333             1,138,646
  Emmis Operating Co., Term Loan B, 4.96%, 11/10/11 ..............    United States          995,000             1,004,535
  Insight Midwest Holdings LLC, Term Loan A, 4.875%, 6/30/09 .....    United States        1,190,146             1,192,252
  Insight Midwest Holdings LLC, Term Loan B, 6.125%, 12/31/09 ....    United States        1,999,550             2,022,671
  Intelsat Bermuda Ltd., Senior Term Loan Facility, 5.25%,
    7/28/11 ......................................................       Bermuda           2,418,922             2,441,902
  Mediacom Broadband Inc. (MCC Iowa), Term Loan B, 5.14 - 5.49%,
    1/31/14 ......................................................    United States        1,995,000             2,011,487
  MediaNews Group Inc., Term Loan C, 4.83%, 12/30/10 .............    United States        2,295,000             2,292,797
  Metro-Goldwyn-Mayer Inc., Term Loan B, 5.74%, 4/06/12 ..........    United States        2,900,000             2,913,595
  Mission Broadcasting Inc., Term Loan B, 5.24%, 10/01/12 ........    United States        1,702,676             1,713,672
  Nexstar Broadcasting Group Inc., Term Loan B, 5.24%, 10/01/12...    United States        1,797,324             1,811,178
c Penn National Gaming Inc., Delay Draw, 7.25%, 7/13/12 ..........    United States          600,000               609,053
c Penn National Gaming Inc., Term Loan B, 7.25%, 7/13/12 .........    United States        1,200,000             1,218,107
  R.H. Donnelley Inc., Term Loan D, 4.87 - 5.24%, 6/30/11 ........    United States        3,974,975             4,019,280
  Rainbow National Services LLC, Term Loan B, 6.13%, 3/31/12 .....    United States        2,493,750             2,519,934
  Regal Cinemas Inc., Term Loan B, 5.24%, 11/10/10 ...............    United States        4,407,780             4,452,775
  Resorts International Holdings LLC, Term Loan B, 5.83%,
    4/01/12 ......................................................    United States          590,551               597,469
  UPC Financing Partnership, Term Loan H2, 5.752%, 9/30/12 .......     Netherlands         4,000,000             4,003,612
  WMG Acquisition Corp. (Warner Music), Term Loan B, 5.15 - 5.52%,
    3/01/11 ......................................................    United States        4,935,473             4,972,489
                                                                                                              -------------
                                                                                                                53,587,357
                                                                                                              -------------

  ENERGY MINERALS 1.2%
  Kerr-Mcgee Corporation, Term Loan B, 5.79%, 5/24/11 ............    United States        1,300,000             1,321,576
  Kerr-Mcgee Corporation, Term Loan X, 5.55%, 5/24/07 ............    United States        3,400,000             3,425,925
                                                                                                              -------------
                                                                                                                 4,747,501
                                                                                                              -------------

  FINANCE 3.9%
  Conseco Inc., Term Loan, 6.83%, 6/22/10 ........................    United States        1,917,801             1,939,377
  Fidelity National Information Services Inc., Term Loan B, 4.96%,
    3/08/13 ......................................................    United States        5,166,000             5,151,199
  General Growth Properties Inc., Term Loan B, 5.33%, 11/12/08 ...    United States        3,981,050             4,014,737
  Macerich Co., Interim Loan Facility, 4.89%, 3/31/06 ............    United States        1,300,000             1,300,000
  Maguire Properties Inc., Term Loan B, 4.90%, 3/15/10 ...........    United States        1,844,444             1,854,239
  Newkirk Master LP, Term Loan, 7.83%, 11/24/06 ..................    United States          830,388               834,167
                                                                                                              -------------
                                                                                                                15,093,719
                                                                                                              -------------



8 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY        PRINCIPAL AMOUNT B       VALUE
---------------------------------------------------------------------------------------------------------------------------
  SENIOR FLOATING RATE INTERESTS (CONT.)
  HEALTH SERVICES 2.4%
c Davita Inc., Term Loan B, 7.50%, 7/31/12 .......................    United States   $    3,000,000          $  3,041,484
  Lifepoint Hospitals Inc., Term Loan B, 4.845%, 4/15/12 .........    United States        3,168,000             3,174,732
  Multiplan Inc., Term Loan, 6.24%, 3/04/09 ......................    United States          694,444               701,055
  Pacificare Health Systems Inc., Term Loan B, 4.938 - 5.188%,
    12/13/10 .....................................................    United States        1,990,000             2,001,194
  Quintiles Transnational Corp., Term Loan B, 5.24%, 9/25/09 .....    United States          498,629               501,434
                                                                                                              -------------
                                                                                                                 9,419,899
                                                                                                              -------------

  INDUSTRIAL SERVICES 1.0%
  Allied Waste North America Inc., Credit Link, 3.00%, 1/15/12 ...    United States          810,811               813,575
  Allied Waste North America Inc., Term Loan B, 5.17 - 5.52%,
    1/15/12 ......................................................    United States        2,124,273             2,131,943
  Washington Group International Inc., Term Loan, 3.30%, 6/14/10..    United States          900,000               904,500
                                                                                                              -------------
                                                                                                                 3,850,018
                                                                                                              -------------

  NON-ENERGY MINERALS 1.8%
  Escanaba Timber LLC, Timber Term Facility, 6.00%, 4/25/08 ......    United States        1,300,000             1,324,375
  Novelis Corp. (U.S.), Term Loan, 4.96%, 1/09/12 ................    United States        1,647,559             1,664,809
  Novelis Inc. (CAD), Term Loan, 4.96%, 1/09/12 ..................       Canada              948,595               958,527
  St. Marys Cement Inc., Term Loan B, 5.49%, 12/04/09 ............       Canada            2,967,393             2,980,865
                                                                                                              -------------
                                                                                                                 6,928,576
                                                                                                              -------------

  PROCESS INDUSTRIES 3.2%
  Berry Plastics Corporation, Term Loan, 5.60%, 12/02/11 .........    United States          900,000               914,738
  Boise Cascade LLC, Term Loan D, 5.094 - 5.25%, 10/28/11 ........    United States          819,863               831,478
c Graham Packaging Co., First Lien Term Loan, 5.688 - 7.75%,
    10/07/11 .....................................................    United States        1,696,594             1,721,884
  Hexion Specialty Chemicals Inc., Tranche B-1, 5.875%, 5/31/12 ..    United States          458,182               463,854
  Hexion Specialty Chemicals Inc., Tranche B-3 CL, 3.045%,
    5/31/12 ......................................................    United States          109,091               110,441
  Nalco Co., Term Loan B, 4.92 - 5.66%, 11/04/10 .................    United States        3,329,426             3,385,610
  Newpage Corp., Term Loan, 6.25 - 6.493%, 4/25/11 ...............    United States        3,000,000             3,036,564
  Resolution Europe B.V. (Hexion), Tranche B-2, 5.875%, 5/25/12 ..     Netherlands           632,727               640,636
  Rockwood Specialties Group Inc., Term Loan D, 5.43%, 7/30/12 ...    United States        1,000,000             1,015,313
                                                                                                              -------------
                                                                                                                12,120,518
                                                                                                              -------------

  PRODUCER MANUFACTURING 3.5%
  Day International Group Inc., Term Loan D, 6.83 - 6.99%,
    9/16/09 ......................................................    United States          798,483               800,096
c Euramax Intl. Inc., Term Loan B, 7.75%, 7/20/05 ................    United States        1,224,000             1,242,934
  Headwaters Inc., Term Loan B, 5.40 - 7.50%, 4/30/11 ............    United States        1,037,514             1,047,240
  Itron Inc., Term Loan C, 5.00 - 5.063%, 7/01/11 ................    United States          228,586               230,015
  Nortek Inc., Term Loan, 5.91 - 7.50%, 8/25/11 ..................    United States        1,989,975             2,002,826



                                          Quarterly Statement of Investments | 9

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY        PRINCIPAL AMOUNT B       VALUE
---------------------------------------------------------------------------------------------------------------------------
  SENIOR FLOATING RATE INTERESTS (CONT.)
  PRODUCER MANUFACTURING (CONT.)
  Sensus Metering Systems Inc., Term Loan, 5.403 - 5.784%,
    12/17/10 .....................................................    United States   $    2,892,602          $  2,924,334
  Trimas Corp., Term Loan B, 6.90%, 12/06/09 .....................    United States        2,285,128             2,298,458
  TRW Automotive Inc., Term Loan B, 4.375%, 10/31/10 .............    United States        2,985,000             2,999,659
                                                                                                              -------------
                                                                                                                13,545,562
                                                                                                              -------------

  RETAIL TRADE 2.1%
  CSK Auto Inc., Term Loan C, 4.85%, 8/10/10 .....................    United States          492,500               497,898
  Jean Coutu Group (PJC) Inc., Term Loan B, 5.50%, 7/30/11 .......       Canada            3,970,000             4,031,412
  Pantry Inc., Term Loan, 5.58%, 3/12/11 .........................    United States        1,136,975             1,151,343
c Travelcenters of America Inc., Term Loan, 5.09%, 12/01/11 ......    United States        2,500,000             2,528,125
                                                                                                              -------------
                                                                                                                 8,208,778
                                                                                                              -------------

  UTILITIES 1.7%
  AES Corp., Term Loan B, 4.75 - 5.07%, 4/30/08 ..................    United States          571,430               575,842
  Coleto Creek WLE LP, Term Loan C, 6.516%, 6/30/12 ..............    United States        2,000,000             2,041,250
  Texas Genco LLC, Delay Draw, 5.21 - 5.41%, 12/15/11 ............    United States        1,169,749             1,184,935
  Texas Genco LLC, First Lien Term Loan, 5.30 - 5.41%, 12/15/11 ..    United States        2,819,628             2,863,391
                                                                                                              -------------
                                                                                                                 6,665,418
                                                                                                              -------------

  TOTAL SENIOR FLOATING RATE INTERESTS (COST $175,808,698) .......                                             176,690,586
                                                                                                              -------------

  FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.3%
  Government of New Zealand, 8.00%, 11/15/06 .....................     New Zealand         1,100,000 NZD           784,818
  Kingdom of Norway, 6.75%, 1/15/07 ..............................       Norway            8,300,000 NOK         1,352,551
  Kingdom of Sweden, 8.00%, 8/15/07 ..............................       Sweden            8,300,000 SEK         1,197,169
  Korea Treasury Bond, 6.90%, 1/16/07 ............................     South Korea     3,600,000,000 KRW         3,632,986
  New South Wales Treasury Corp., 6.50%, 5/01/06 .................      Australia            800,000 AUD           614,827
a Republic of Argentina, FRN, 3.01%, 8/03/12 .....................      Argentina          3,559,000             3,196,821
  Republic of Poland, 8.50%, 11/12/06 ............................       Poland            8,750,000 PLN         2,752,669
  Thailand Government Bond, 8.50%, 10/14/05 ......................      Thailand         120,000,000 THB         2,951,077
                                                                                                              -------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
   (COST $15,914,814) ............................................                                              16,482,918
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $555,591,323) ................                                             562,741,081
                                                                                                              -------------




10 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                         COUNTRY             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $13,836,008) 3.6%
d Franklin Institutional Fiduciary Trust Money Market Portfolio ..    United States       13,836,008          $ 13,836,008
                                                                                                              -------------

  TOTAL INVESTMENTS (COST $569,427,331) 149.9% ...................                                             576,577,089
  PREFERRED SHARES (49.4)% .......................................                                            (190,000,000)
  OTHER ASSETS, LESS LIABILITIES (0.5)% ..........................                                              (2,071,673)
                                                                                                              -------------

  NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ..................                                            $384,505,416
                                                                                                              -------------

CURRENCY ABBREVIATIONS
AUD   -  Australian Dollar
KRW   -  South Korean Won
NOK   -  Norwegian Krone
NZD   -  New Zealand Dollar
PLN   -  Polish Zloty
SEK   -  Swedish Krona
THB   -  Thai Baht


SELECTED PORTFOLIO ABBREVIATIONS
PLC   -  Public Limited Co.
SF    -  Single Family




a The coupon shown represents the rate at the end of the period.
b The principal amount is stated in U.S. dollars unless otherwise indicated.
c Security purchased on a delayed delivery basis.
d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's Investment Manager.



Quarterly Statement of Investments | See Notes to Statement of Investments. | 11

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


The Franklin Templeton Limited Duration Income Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.


1. INCOME TAXES

At June 30, 2005, the unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments.....................................   $ 571,728,734
                                                           -------------
Unrealized appreciation.................................   $   9,121,743
Unrealized depreciation.................................      (4,273,388)
                                                           -------------
Net unrealized appreciation (depreciation)..............   $   4,848,355
                                                           -------------





For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



12 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST


By   JIMMY D. GAMBILL
     ----------------
  /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   JIMMY D. GAMBILL
     ----------------
  /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 19, 2005


By    Galen G. Vetter
      --------------
  /s/ Galen G. Vetter
      Chief Financial Officer
Date  August 19, 2005














                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Limited Duration Income Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Limited Duration Income Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer